Convergence Long/Short Equity ETF
Schedule of Investments
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 117 .66%
Accommodation — 0 .54%
Hyatt Hotels Corp. (a) ................................... 1,405 $ 125,916
Administrative and Support Services — 3 .16%
Mastercard, Inc. ....................................... 607 196,893
Visa, Inc. ............................................ 1,270 252,362
WEX, Inc. (a) ......................................... 1,875 289,219
738,474
Ambulatory Health Care Services — 0 .25%
Privia Health Group, Inc. (a) .............................. 1,459 58,054
Animal Production and Aquaculture — 0 .92%
Cal-Maine Foods, Inc. ................................... 4,000 214,440
Broadcasting (except Internet) — 0 .64%
Sirius XM Holdings, Inc. ................................. 24,612 149,888
Building Material and Garden Equipment — 1 .36%
Home Depot, Inc. ...................................... 1,102 317,839
Chemical Manufacturing — 13 .65%
AbbVie, Inc. .......................................... 2,195 295,140
Albemarle Corp. ....................................... 553 148,182
Amgen, Inc. .......................................... 855 205,457
Bristol-Myers Squibb Co. ................................. 4,230 285,144
Cabot Corp. .......................................... 1,438 103,493
CF Industries Holdings, Inc. .............................. 1,128 116,703
Colgate-Palmolive Co. ................................... 2,227 174,174
Gilead Sciences, Inc. ................................... 4,377 277,808
Incyte Corp. (a) ........................................ 691 48,667
Lantheus Holdings, Inc. (a) ............................... 3,305 260,435
Livent Corp. (a) ........................................ 3,639 117,103
Merck & Co., Inc. ...................................... 3,271 279,213
Pfizer, Inc. ............................................ 6,199 280,381
Regeneron Pharmaceuticals, Inc. (a) ........................ 455 264,382
Vertex Pharmaceuticals, Inc. (a) ........................... 1,172 330,223
3,186,505

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 117.66% (Continued)
Computer and Electronic Product Manufacturing — 18 .80%
Alphabet, Inc. (a) ...................................... 11,472 $ 1,247,512
Apple, Inc. ........................................... 3,622 569,451
Arista Networks, Inc. (a) ................................. 422 50,589
Broadcom, Inc. ........................................ 712 355,366
Cisco Systems, Inc. ..................................... 8,213 367,285
Enphase Energy, Inc. (a) ................................. 179 51,273
Jabil, Inc. ............................................ 7,607 458,702
Lumentum Holdings, Inc. (a) .............................. 2,312 193,168
Microchip Technology, Inc. ................................ 5,022 327,686
Moog, Inc. ............................................ 1,462 109,621
NetApp, Inc. .......................................... 5,269 380,053
ON Semiconductor Corp. (a) .............................. 576 39,612
Pure Storage, Inc. (a) ................................... 1,735 50,263
Sanmina Corp. (a) ...................................... 3,881 188,306
4,388,887
Construction of Buildings — 0 .53%
NVR, Inc. (a) .......................................... 13 53,821
Taylor Morrison Home Corp. (a) ............................ 2,743 68,877
122,698
Couriers and Messengers — 1 .11%
FedEx Corp. .......................................... 549 115,735
United Parcel Service, Inc. - Class B ........................ 728 141,603
257,338
Credit Intermediation and Related Activities — 6 .14%
Bank of New York Mellon Corp. ............................ 4,998 207,567
BankUnited, Inc. ....................................... 4,190 155,240
Banner Corp. ......................................... 3,041 184,772
Citigroup, Inc. ......................................... 3,451 168,443
JPMorgan Chase & Co. .................................. 1,394 158,540
Mr Cooper Group, Inc. (a) ................................ 3,090 130,707
Regions Financial Corp. ................................. 6,945 150,498
Synchrony Financial .................................... 3,455 113,151
Synovus Financial Corp. ................................. 4,159 167,025
1,435,943
Data Processing, Hosting, and Related Services — 0 .68%
Airbnb, Inc. (a) ........................................ 750 84,840
Korn Ferry ........................................... 1,235 75,236
160,076
Electrical Equipment, Appliance, and Component — 0 .53%
Hubbell, Inc. .......................................... 598 123,368

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 117.66% (Continued)
Fabricated Metal Product Manufacturing — 1 .92%
Atkore, Inc. (a) ........................................ 1,423 $ 120,115
Mueller Industries, Inc. .................................. 2,761 174,412
Nucor Corp. .......................................... 1,157 153,812
448,339
Food and Beverage Stores — 0 .98%
Sprouts Farmers Market, Inc. (a) ........................... 7,909 228,571
Food Manufacturing — 2 .91%
Archer-Daniels-Midland Co. ............................... 3,455 303,660
Kraft Heinz Co. ........................................ 4,666 174,508
TreeHouse Foods, Inc. (a) ................................ 4,311 200,893
679,061
Food Services and Drinking Places — 1 .83%
Manhattan Associates, Inc. (a) ............................ 2,311 326,452
Wendy's Co. .......................................... 5,264 100,964
427,416
Funds, Trusts, and Other Financial Vehicles — 0 .19%
Cohen & Steers, Inc. .................................... 633 45,184
Health and Personal Care Stores — 0 .80%
CVS Health Corp. ...................................... 1,891 185,602
Heavy and Civil Engineering Construction — 0 .57%
Dycom Industries, Inc. (a) ................................ 1,180 132,302
Insurance Carriers and Related Activities — 5 .63%
Alignment Healthcare, Inc. (a) ............................. 14,535 221,077
American International Group, Inc. ......................... 2,300 119,025
Brown & Brown, Inc. .................................... 668 42,111
Centene Corp. (a) ...................................... 2,049 183,877
Chubb Ltd. ........................................... 702 132,713
Cigna Corp. .......................................... 805 228,177
Jackson Financial, Inc. .................................. 2,442 76,337
Kinsale Capital Group, Inc. ............................... 429 108,786
Travelers Cos., Inc. ..................................... 368 59,484
Unum Group .......................................... 3,650 138,152
1,309,739
Machinery Manufacturing — 2 .23%
Axcelis Technologies, Inc. (a) ............................. 2,321 155,368
KLA Corp. ............................................ 1,064 366,153
521,521

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 117.66% (Continued)
Merchant Wholesalers, Nondurable Goods — 4 .81%
AmerisourceBergen Corp. ................................ 1,701 $ 249,299
Cardinal Health, Inc. .................................... 3,120 220,646
McKesson Corp. ....................................... 923 338,740
United Natural Foods, Inc. (a) ............................. 4,442 195,803
Univar Solutions, Inc. (a) ................................. 4,810 121,308
1,125,796
Mining (except Oil and Gas) — 1 .96%
Alpha Metallurgical Resources, Inc. ......................... 1,061 166,736
APA Corp. ............................................ 6,170 241,309
Devon Energy Corp. .................................... 684 48,304
456,349
Miscellaneous Store Retailers — 0 .32%
Cavco Industries, Inc. (a) ................................. 322 75,351
Motor Vehicle and Parts Dealers — 3 .87%
AutoNation, Inc. (a) ..................................... 2,968 369,813
Group 1 Automotive, Inc. ................................. 1,060 189,305
Murphy USA, Inc. ...................................... 116 33,660
Penske Automotive Group, Inc. ............................ 2,647 312,108
904,886
Nonstore Retailers — 1 .67%
Amazon.com, Inc. (a) ................................... 2,706 343,040
Dillard's, Inc. .......................................... 148 43,844
386,884
Paper Manufacturing — 1 .61%
Boise Cascade Co. ..................................... 2,747 171,221
Kimberly-Clark Corp. .................................... 1,613 205,690
376,911
Performing Arts, Spectator Sports, and — 0 .41%
International Game Technology PLC ........................ 5,303 95,136
Petroleum and Coal Products Manufacturing — 4 .55%
CVR Energy, Inc. ...................................... 6,404 209,155
Exxon Mobil Corp. ...................................... 2,707 258,761
Innospec, Inc. ......................................... 879 82,151
PBF Energy, Inc. (a) .................................... 7,754 264,876
Valero Energy Corp. .................................... 2,113 247,474
1,062,417
Pipeline Transportation — 0 .79%
Scorpio Tankers, Inc. .................................... 4,420 183,872

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 117.66% (Continued)
Primary Metal Manufacturing — 1 .27%
ATI, Inc. (a) ........................................... 3,698 $ 110,681
Encore Wire Corp. ...................................... 1,413 183,832
294,513
Professional, Scientific, and Technical Services — 5 .21%
Accenture PLC ........................................ 709 204,518
Booz Allen Hamilton Holding Corp. ......................... 768 73,498
Gartner, Inc. (a) ....................................... 1,328 378,904
H&R Block, Inc. ........................................ 4,307 193,816
Jack Henry & Associates, Inc. ............................. 1,903 365,757
1,216,493
Publishing Industries (Except Internet) — 9 .48%
Cadence Design Systems, Inc. (a) .......................... 2,216 385,074
Electronic Arts, Inc. ..................................... 2,229 282,793
Microsoft Corp. ........................................ 2,453 641,385
Qualys, Inc. (a) ........................................ 1,433 217,673
Splunk, Inc. (a) ........................................ 3,436 309,343
Synopsys, Inc. (a) ...................................... 1,069 369,895
2,206,163
Securities, Commodity Contracts, and Other Financ — 4 .20%
Cboe Global Markets, Inc. ................................ 2,029 239,361
Nasdaq, Inc. .......................................... 4,149 246,989
Raymond James Financial, Inc. ............................ 2,366 246,939
SEI Investments Co. .................................... 4,494 245,822
979,111
Support Activities for Transportation — 0 .60%
CH Robinson Worldwide, Inc. ............................. 1,252 142,916
Telecommunications — 1 .30%
AT&T, Inc. ............................................ 14,673 257,365
T-Mobile US, Inc. (a) .................................... 313 45,059
302,424
Transportation Equipment Manufacturing — 4 .88%
Ford Motor Co. ........................................ 18,764 285,963
General Dynamics Corp. ................................. 762 174,445
Huntington Ingalls Industries, Inc. .......................... 554 127,564
Lockheed Martin Corp. .................................. 415 174,346
Tesla, Inc. (a) ......................................... 1,372 378,137
1,140,455

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 117.66% (Continued)
Utilities — 3 .45%
Brookfield Renewable Corp. .............................. 3,359 $ 128,952
Montauk Renewables, Inc. (a) ............................. 3,038 53,925
National Fuel Gas Co. ................................... 2,033 144,892
NiSource, Inc. ......................................... 4,484 132,323
NRG Energy, Inc. ...................................... 4,423 182,582
UGI Corp. ............................................ 4,193 165,623
808,297
Warehousing and Storage — 0 .76%
Landstar System, Inc. ................................... 1,206 176,836
Waste Management and Remediation Services — 0 .76%
Clean Harbors, Inc. (a) .................................. 841 98,749
Republic Services, Inc. .................................. 569 81,208
179,957
Wood Product Manufacturing — 0 .39%
Skyline Champion Corp. (a) ............................... 1,627 92,202
T otal Common Stocks (Cost $ 26,258,966 )
................
27,464,130
Real Estate Investment Trusts — 3 .31%
Real Estate — 1 .84%
Apartment Income REIT Corp. ............................ 2,693 110,009
Camden Property Trust .................................. 816 104,864
PotlatchDeltic Corp. .................................... 2,360 109,551
STAG Industrial, Inc. .................................... 3,424 105,459
429,883
Telecommunications — 0 .43%
Uniti Group, Inc. ....................................... 10,574 99,290
Warehousing and Storage — 0 .50%
Extra Space Storage, Inc. ................................ 589 117,052
Wood Product Manufacturing — 0 .54%
Weyerhaeuser Co. ..................................... 3,784 129,262
T otal Real Estate Investment Trusts (Cost $ 779,209 )
.......
775,487
Money Market Funds — 0 .09%
Funds, Trusts, and Other Financial Vehicles — 0 .09%
First American Government Obligations Fund - X Class , 2 .042% (b) 21,046 21,046
Total Money Market Funds (Cost $ 21,046 )
................
21,046
Total Investments (Cost $27,059,221) — 121.06% 28,260,663
Liabilities in E xcess of Other Assets — ( 21 .06 ) %
............ (4,917,787)
Total Net Assets — 100.00%
.............................
$ 23,342,876
Percentages are stated as a percent of net assets.

Convergence Long/Short Equity ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
PLC Public Limited Company
(a) Non-income producing security.
(b)
The rate shown represents the seven-day yield as of August 31, 2022.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — ( 45 .63 ) %
Accommodation — ( 0 .26 ) %
Caesars Entertainment, Inc. (a) ............................ (711) $ (30,658)
Las Vegas Sands Corp. (a) ............................... (792) (29,803)
(60,461)
Administrative and Support Services — ( 2 .11 ) %
Cardlytics, Inc. (a) ...................................... (1,333) (17,649)
Cloudflare, Inc. (a) ..................................... (1,425) (89,162)
Coinbase Global, Inc. (a) ................................. (527) (35,204)
Live Nation Entertainment, Inc. (a) .......................... (1,208) (109,155)
nCino, Inc. (a) ......................................... (2,717) (85,694)
Scotts Miracle-Gro Co. .................................. (506) (33,877)
SentinelOne, Inc. (a) .................................... (3,509) (95,831)
TransUnion ........................................... (324) (23,934)
(490,506)
Air Transportation — ( 0 .37 ) %
American Airlines Group, Inc. (a) ........................... (3,445) (44,750)
United Airlines Holdings, Inc. (a) ........................... (1,180) (41,312)
(86,062)
Ambulatory Health Care Services — ( 2 .03 ) %
Axsome Therapeutics, Inc. (a) ............................. (1,107) (70,627)
Guardant Health, Inc. (a) ................................. (1,239) (62,024)
Molina Healthcare, Inc. (a) ............................... (328) (110,657)
Natera, Inc. (a) ........................................ (1,139) (56,107)
Novocure Ltd. (a) ...................................... (734) (60,283)
Oak Street Health, Inc. (a) ................................ (2,248) (58,898)
Teladoc Health, Inc. (a) .................................. (1,776) (55,163)
(473,759)
Beverage and Tobacco Product Manufacturing — ( 0 .76 ) %
Altria Group, Inc. ....................................... (1,222) (55,137)
Boston Beer Co., Inc. (a) ................................. (165) (55,618)
Celsius Holdings, Inc. (a) ................................. (629) (65,095)
(175,850)
Broadcasting (except Internet) — ( 1 .13 ) %
Cable One, Inc. ........................................ (57) (64,695)
Liberty Broadband Corp. (a) .............................. (1,283) (129,947)
Roku, Inc. (a) ......................................... (1,022) (69,496)
(264,138)
Building Material and Garden Equipment — ( 0 .11 ) %
GrowGeneration Corp. (a) ................................ (5,552) (26,372)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — (45.63)%
Chemical Manufacturing — ( 3 .05 ) %
10X Genomics, Inc. (a) .................................. (1,100) $ (36,289)
Bridgebio Pharma, Inc. (a) ............................... (2,173) (22,817)
Element Solutions, Inc. .................................. (1,804) (33,681)
Fate Therapeutics, Inc. (a) ................................ (2,240) (58,554)
Green Plains, Inc. (a) ................................... (1,678) (61,465)
Intellia Therapeutics, Inc. (a) .............................. (911) (54,715)
Inter Parfums, Inc. ...................................... (631) (49,546)
Mirati Therapeutics, Inc. (a) ............................... (1,408) (114,090)
Moderna, Inc. (a) ...................................... (812) (107,403)
Novavax, Inc. (a) ....................................... (2,129) (70,342)
SpringWorks Therapeutics, Inc. (a) ......................... (1,424) (39,544)
Twist Bioscience Corp. (a) ................................ (659) (26,439)
Ultragenyx Pharmaceutical, Inc. (a) ......................... (827) (39,440)
(714,325)
Clothing and Clothing Accessories Stores — ( 1 .01 ) %
Bath & Body Works, Inc. ................................. (2,927) (109,265)
Five Below, Inc. (a) ..................................... (532) (68,032)
KKR & Co., Inc. ........................................ (1,165) (58,902)
(236,199)
Computer and Electronic Product Manufacturing — ( 4 .43 ) %
Ambarella, Inc. (a) ...................................... (1,093) (74,193)
Bloom Energy Corp. (a) .................................. (1,246) (31,661)
Calix, Inc. (a) ......................................... (2,547) (149,891)
Itron, Inc. (a) .......................................... (1,691) (80,458)
Marvell Technology, Inc. ................................. (1,666) (78,002)
Power Integrations, Inc. .................................. (1,174) (83,976)
Universal Display Corp. .................................. (741) (82,792)
Vertiv Holdings Co. ..................................... (2,583) (29,782)
Viasat, Inc. (a) ........................................ (4,030) (153,059)
Vicor Corp. (a) ........................................ (483) (34,361)
Western Digital Corp. (a) ................................. (3,427) (144,825)
Wolfspeed, Inc. (a) ..................................... (806) (91,457)
(1,034,457)
Construction of Buildings — ( 0 .09 ) %
LGI Homes, Inc. (a) ..................................... (221) (20,975)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — (45.63)%
Credit Intermediation and Related Activities — ( 2 .76 ) %
Affirm Holdings, Inc. (a) .................................. (2,457) $ (57,568)
First Citizens BancShares, Inc./NC ......................... (62) (50,342)
First Hawaiian, Inc. ..................................... (1,654) (42,524)
First Republic Bank/CA .................................. (281) (42,664)
Flywire Corp. (a) ....................................... (3,923) (97,526)
Independent Bank Group, Inc. ............................. (537) (36,172)
Signature Bank/New York NY ............................. (622) (108,452)
Silvergate Capital Corp. (a) ............................... (457) (41,642)
Simmons First National Corp. ............................. (1,810) (42,698)
SVB Financial Group (a) ................................. (108) (43,904)
Webster Financial Corp. ................................. (892) (41,969)
Western Alliance Bancorp ................................ (508) (38,974)
(644,435)
Data Processing, Hosting, and Related Services — ( 0 .50 ) %
Marqeta, Inc. (a) ....................................... (11,954) (93,122)
Upwork, Inc. (a) ....................................... (1,395) (24,273)
(117,395)
Educational Services — ( 0 .14 ) %
Udemy, Inc. (a) ........................................ (2,222) (33,019)
Electrical Equipment, Appliance, and Component — ( 1 .07 ) %
Fluence Energy, Inc. (a) ................................. (1,808) (36,070)
IPG Photonics Corp. (a) ................................. (764) (69,211)
Plug Power, Inc. (a) ..................................... (1,268) (35,555)
Regal Rexnord Corp. ................................... (795) (109,384)
(250,220)
Fabricated Metal Product Manufacturing — ( 0 .61 ) %
Axon Enterprise, Inc. (a) ................................. (276) (32,204)
Stanley Black & Decker, Inc. .............................. (1,239) (109,156)
(141,360)
Food Manufacturing — ( 1 .05 ) %
Bunge Ltd. ........................................... (683) (67,733)
Darling Ingredients, Inc. (a) ............................... (734) (55,828)
Freshpet, Inc. (a) ....................................... (1,172) (51,017)
Lancaster Colony Corp. .................................. (421) (70,960)
(245,538)
Food Services and Drinking Places — ( 0 .42 ) %
Casey's General Stores, Inc. .............................. (336) (71,827)
Shake Shack, Inc. (a) ................................... (550) (26,213)
(98,040)
Funds, Trusts, and Other Financial Vehicles — ( 0 .09 ) %
Garmin Ltd. ........................................... (237) (20,972)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — (45.63)%
Furniture and Home Furnishings Stores — ( 0 .61 ) %
Floor & Decor Holdings, Inc. (a) ............................ (841) $ (68,424)
MillerKnoll, Inc. ........................................ (708) (19,597)
RH (a) .............................................. (222) (56,812)
(144,833)
Heavy and Civil Engineering Construction — ( 0 .13 ) %
St Joe Co. ............................................ (776) (29,643)
Insurance Carriers and Related Activities — ( 1 .32 ) %
Equitable Holdings, Inc. .................................. (3,680) (109,480)
Fidelity National Financial, Inc. ............................ (2,783) (108,815)
Goosehead Insurance, Inc. (a) ............................ (436) (22,672)
RenaissanceRe Holdings Ltd. ............................. (157) (21,236)
Ryan Specialty Holdings, Inc. (a) ........................... (988) (41,852)
(304,055)
Leather and Allied Product Manufacturing — ( 0 .09 ) %
Crocs, Inc. (a) ......................................... (295) (21,742)
Machinery Manufacturing — ( 0 .29 ) %
Xometry, Inc. (a) ....................................... (1,370) (67,144)
Management of companies and Enterprises — ( 0 .98 ) %
AZEK Co., Inc. (a) ...................................... (1,762) (32,157)
Cannae Holdings, Inc. (a) ................................ (2,829) (61,135)
Enstar Group Ltd. (a) ................................... (212) (40,121)
Norwegian Cruise Line Holdings Ltd. (a) ..................... (1,943) (25,414)
Rivian Automotive, Inc. (a) ................................ (2,166) (70,850)
(229,677)
Merchant Wholesalers, Durable Goods — ( 0 .56 ) %
Core & Main, Inc. (a) .................................... (1,472) (34,695)
RBC Bearings, Inc. (a) .................................. (143) (34,417)
XPEL, Inc. (a) ......................................... (894) (61,266)
(130,378)
Merchant Wholesalers, Nondurable Goods — ( 0 .50 ) %
Performance Food Group Co. (a) ........................... (1,345) (67,223)
Relay Therapeutics, Inc. (a) ............................... (2,097) (48,168)
(115,391)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — (45.63)%
Mining (except Oil and Gas) — ( 1 .84 ) %
CNX Resources Corp. (a) ................................ (3,202) $ (56,579)
Coterra Energy, Inc. .................................... (3,628) (112,141)
Freeport-McMoRan, Inc. ................................. (3,706) (109,698)
Martin Marietta Materials, Inc. ............................. (103) (35,814)
Novagold Resources, Inc. (a) ............................. (6,270) (27,776)
Royal Gold, Inc. ....................................... (371) (34,095)
Southwestern Energy Co. (a) ............................. (7,162) (53,643)
(429,746)
Miscellaneous Manufacturing — ( 1 .35 ) %
Align Technology, Inc. (a) ................................. (231) (56,295)
Inari Medical, Inc. (a) .................................... (848) (58,809)
Nevro Corp. (a) ........................................ (927) (42,012)
Peloton Interactive, Inc. (a) ............................... (2,062) (21,012)
Penumbra, Inc. (a) ..................................... (376) (61,728)
Tandem Diabetes Care, Inc. (a) ............................ (1,219) (55,757)
YETI Holdings, Inc. (a) .................................. (587) (21,654)
(317,267)
Motor Vehicle and Parts Dealers — ( 0 .31 ) %
Carvana Co. (a) ....................................... (2,215) (73,073)
Nonstore Retailers — ( 0 .75 ) %
DoorDash, Inc. (a) ...................................... (955) (57,205)
Etsy, Inc. (a) .......................................... (614) (64,845)
Wayfair, Inc. (a) ........................................ (988) (52,077)
(174,127)
Other Information Services — ( 0 .28 ) %
Twitter, Inc. (a) ........................................ (1,671) (64,751)
Performing Arts, Spectator Sports, and — ( 0 .16 ) %
Madison Square Garden Entertainment Corp. (a) .............. (654) (36,336)
Personal and Laundry Services — ( 0 .30 ) %
IAC, Inc. (a) .......................................... (1,072) (68,897)
Petroleum and Coal Products Manufacturing — ( 0 .33 ) %
Quaker Chemical Corp. .................................. (188) (32,772)
WD-40 Co. ........................................... (235) (44,453)
(77,225)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — (45.63)%
Professional, Scientific, and Technical Services — ( 3 .18 ) %
Adaptive Biotechnologies Corp. (a) ......................... (1,708) $ (15,235)
Ameresco, Inc. (a) ...................................... (506) (34,838)
AppLovin Corp. (a) ..................................... (3,670) (90,392)
Bumble, Inc. (a) ....................................... (1,714) (42,936)
Coursera, Inc. (a) ...................................... (1,979) (22,759)
Cytokinetics, Inc. (a) .................................... (2,199) (116,459)
Digital Turbine, Inc. (a) ................................... (3,235) (59,750)
Magnite, Inc. (a) ....................................... (3,549) (26,724)
Match Group, Inc. (a) ................................... (1,206) (68,175)
Teledyne Technologies, Inc. (a) ............................ (401) (147,712)
Unity Software, Inc. (a) .................................. (2,149) (91,805)
Vimeo, Inc. (a) ........................................ (4,152) (24,580)
(741,365)
Publishing Industries (Except Internet) — ( 1 .40 ) %
BigCommerce Holdings, Inc. (a) ........................... (2,728) (45,476)
Bill.com Holdings, Inc. (a) ................................ (576) (93,243)
Confluent, Inc. (a) ...................................... (2,710) (74,146)
Fastly, Inc. (a) ......................................... (3,306) (30,911)
Okta, Inc. (a) .......................................... (931) (85,093)
(328,869)
Real Estate — ( 0 .74 ) %
Howard Hughes Corp. (a) ................................ (434) (27,615)
MP Materials Corp. (a) .................................. (1,067) (37,334)
Opendoor Technologies, Inc. (a) ........................... (7,402) (32,052)
Redfin Corp. (a) ....................................... (1,531) (12,539)
Zillow Group, Inc. (a) .................................... (1,899) (63,483)
(173,023)
Rental and Leasing Services — ( 0 .18 ) %
Hertz Global Holdings, Inc. (a) ............................. (2,329) (42,993)
Repair and Maintenance — ( 0 .09 ) %
Driven Brands Holdings, Inc. (a) ........................... (703) (22,095)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — (45.63)%
Securities, Commodity Contracts, and Other Financ — ( 2 .66 ) %
Apollo Global Management, Inc. ........................... (1,111) $ (61,749)
Beauty Health Co. (a) ................................... (3,707) (43,001)
Blackstone, Inc. ....................................... (620) (58,243)
Brighthouse Financial, Inc. (a) ............................. (909) (43,223)
ChargePoint Holdings, Inc. (a) ............................. (2,255) (36,689)
Clarivate PLC (a) ...................................... (1,713) (19,991)
DraftKings, Inc. (a) ..................................... (1,927) (30,948)
E2open Parent Holdings, Inc. (a) ........................... (12,351) (84,851)
Enovix Corp. (a) ....................................... (1,460) (32,295)
Robinhood Markets, Inc. (a) .............................. (6,515) (62,218)
Rocket Lab USA, Inc. (a) ................................. (5,260) (28,930)
SOFI TECHNOLOGIES INC COM (a) ....................... (5,833) (34,531)
Stem, Inc. (a) ......................................... (2,313) (36,360)
Trupanion, Inc. (a) ...................................... (663) (46,795)
(619,824)
Specialty Trade Contractors — ( 0 .13 ) %
Sunrun, Inc. (a) ........................................ (929) (30,685)
Support Activities for Mining — ( 0 .92 ) %
Civitas Resources, Inc. .................................. (871) (58,522)
Denbury, Inc. (a) ....................................... (654) (58,160)
Northern Oil and Gas, Inc. ................................ (2,125) (67,235)
SSR Mining, Inc. ....................................... (2,338) (31,540)
(215,457)
Telecommunications — ( 1 .53 ) %
Bandwidth, Inc. (a) ..................................... (1,438) (22,289)
Doximity, Inc. (a) ....................................... (1,716) (56,954)
Frontier Communications Parent, Inc. (a) ..................... (1,641) (42,272)
Lumen Technologies, Inc. ................................ (3,681) (36,663)
Twilio, Inc. (a) ......................................... (1,277) (88,854)
Zoom Video Communications, Inc. (a) ....................... (1,355) (108,942)
(355,974)
Transit and Ground Passenger Transportation — ( 0 .19 ) %
Lyft, Inc. (a) ........................................... (2,961) (43,616)
Transportation Equipment Manufacturing — ( 0 .69 ) %
Boeing Co. (a) ......................................... (215) (34,454)
Fox Factory Holding Corp. (a) ............................. (981) (91,439)
Shoals Technologies Group, Inc. (a) ........................ (1,371) (36,153)
(162,046)

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — (45.63)%
Utilities — ( 1 .92 ) %
Atmos Energy Corp. .................................... (424) $ (48,073)
Avangrid, Inc. ......................................... (955) (47,177)
Dominion Energy, Inc. ................................... (582) (47,608)
New Fortress Energy, Inc. ................................ (924) (52,991)
Ormat Technologies, Inc. ................................. (510) (47,675)
PG&E Corp. (a) ........................................ (9,041) (111,476)
Public Service Enterprise Group, Inc. ....................... (723) (46,532)
Sunnova Energy International, Inc. (a) ....................... (1,853) (46,733)
(448,265)
Wood Product Manufacturing — ( 0 .21 ) %
Enviva, Inc. ........................................... (690) (47,969)
T otal Common Stocks (Proceeds   $ 13,841,794 )
...........
(10,650,549)
Real Estate Investment Trusts — ( 2 .10 ) %
Administrative and Support Services — ( 0 .14 ) %
DigitalBridge Group, Inc. (a) .............................. (1,817) (32,343)
Credit Intermediation and Related Activities — ( 0 .23 ) %
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ........ (1,380) (54,538)
Real Estate — ( 1 .73 ) %
AGNC Investment Corp. ................................. (5,151) (61,554)
Host Hotels & Resorts, Inc. ............................... (6,172) (109,676)
Independence Realty Trust, Inc. ............................ (1,493) (29,039)
Kimco Realty Corp. ..................................... (5,145) (108,457)
Kite Realty Group Trust .................................. (1,625) (31,460)
Pebblebrook Hotel Trust ................................. (1,831) (32,262)
Realty Income Corp. .................................... (479) (32,706)
(405,154)
T otal Real Estate Investment Trusts (Proceeds   $ 526,516 )
...
(492,035)
Total Securities Sold Short (Proceeds $14,368,310) — (47.73)% $ (11,142,584)
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
(a) Non-income producing security.

Notes to Schedule of Investments
August 31, 2022 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of
Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained by the Trust’s Valuation Committee.

Notes to Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2022:
Convergence Long/Short Equity ETF
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 27,464,130 $ – $ – $ 27,464,130
Real Estate Investment Trusts 775,487 – – 775,487
Total Equity Securities 28,239,617 – – 28,239,617
Money Market Funds 21,046 – – 21,046
Total Investments in Securities $ 28,260,663 $ – $ – $ 28,260,663
Liabilities
(1)
:
Equities:
Common Stock (10,650,549) – – (10,650,549)
Real Estate Investment Trusts (492,035) – – (492,035)
Total Equity Securities (11,142,584) – – (11,142,584)
Total Investments in Securities $ (11,142,584) $ – $ – $ (11,142,584)
(1) See the Schedule of Investments for industry classifications.